LONG-TERM AND OTHER DEBTS -Weighted Average All-In Interest Rate (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 57,471,505	$ 13,077,670
Revolving Credit Facility, Revolving Credit Agreement, CA
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 30,000,000
Revolving Credit Facility, Revolving Credit Agreement, CA | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%
Revolving Credit Facility, Revolving Credit Agreement, CA | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.67%
Revolving Credit Facility, Revolving Credit Agreement, CA | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.77%
Revolving Credit Facility, Revolving Credit Agreement, US
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15,000,000
Borrowings, interest rate	4.42%
Revolving Credit Facility, Revolving Credit Agreement, US | Stamping Fee Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%